Condensed Statements of Stockholders' Deficit (Parenthetical) - shares	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Statement of Stockholders' Equity [Abstract]
Shares issuable	588,236	999,700	999,700